Restructuring - Summary of Details of Movement in Restructuring Charges (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Restructuring Reserve [Roll Forward]
Opening provision	$ 10,311	$ 4,676
Additional provisions	5,066	11,272
Utilization	(4,087)	(5,637)
Ending provision	$ 11,290	$ 10,311